Annual Fund Operating Expenses - Thrivent Large Cap Growth Portfolio - Class A	Apr. 30, 2021
Operating Expenses:
Management Fees	0.40%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.43%